Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Measurements
Summary of information about the warrant liability that is measured at fair value on a recurring basis
	Level 1	Level 2	Level 3	Total
As of March 31, 2017 Warrant Liability	$—	$—	$1,252,620	$1,252,620

	Level 1	Level 2	Level 3	Total
As of December 31, 2016 Warrant Liability	$—	$—	$799,201	$799,201

	Level 1	Level 2	Level 3	Total
As of December 31, 2016 Warrant Liability	$—	$—	$799,201	$799,201

Summary of change in the estimated fair value of level 3 liabilities

	Beginning	Change in	Ending Fair
	Value of	Fair Value of	Value of
	Level 3	Level 3	Level 3
	Liability	Liability	Liability
For the three months ended March 31, 2017	$799,201	$453,419	$1,252,620

For the three months ended March 31, 2016	$—	$—	$—

	Beginning Value of Level 3 Liability	Issuance of Common Stock Warrants	Change in Fair Value of Level 3 Liability	Conversion into Additional Paid-in Capital	Ending Fair Value of Level 3 Liability
For the year ended December 31, 2016	$—	$756,001	$43,200	$—	$799,201

For the year ended December 31, 2015	$601,889	$47,479	$501,617	$(1,150,985)	$—